Quarterly Holdings Report
for
Fidelity Freedom® Blend 2035 Fund
June 30, 2025
FBF-Y35-NPRT1-0825
1.9892473.106
Bond Funds - 29.6%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	192,346	1,925,382
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	8,938,003	68,912,000
Fidelity Series Corporate Bond Fund (b)	14,962,229	140,495,335
Fidelity Series Emerging Markets Debt Fund (b)	2,642,682	21,405,725
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	647,408	6,221,586
Fidelity Series Floating Rate High Income Fund (b)	419,226	3,714,342
Fidelity Series Government Bond Index Fund (b)	25,170,780	231,067,762
Fidelity Series High Income Fund (b)	2,498,438	21,986,251
Fidelity Series International Developed Markets Bond Index Fund (b)	21,233,635	185,157,296
Fidelity Series Investment Grade Bond Fund (b)	21,499,491	217,144,864
Fidelity Series Investment Grade Securitized Fund (b)	14,948,669	134,089,560
Fidelity Series Long-Term Treasury Bond Index Fund (b)	39,367,765	211,798,574
Fidelity Series Real Estate Income Fund (b)	394,346	3,951,347
TOTAL BOND FUNDS (Cost $1,305,950,789)		1,247,870,024

Domestic Equity Funds - 39.3%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (b)	18,653,055	385,558,648
Fidelity Series Commodity Strategy Fund (b)	83,617	7,599,126
Fidelity Series Large Cap Growth Index Fund (b)	9,218,249	248,063,086
Fidelity Series Large Cap Stock Fund (b)	8,875,378	229,783,525
Fidelity Series Large Cap Value Index Fund (b)	26,988,228	465,546,930
Fidelity Series Small Cap Core Fund (b)	8,896,450	103,732,603
Fidelity Series Small Cap Opportunities Fund (b)	3,299,948	48,212,238
Fidelity Series Value Discovery Fund (b)	10,302,261	166,587,560
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,269,021,528)		1,655,083,716

International Equity Funds - 30.7%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	5,241,698	96,394,822
Fidelity Series Emerging Markets Fund (b)	8,027,964	81,965,511
Fidelity Series Emerging Markets Opportunities Fund (b)	15,315,002	328,047,348
Fidelity Series International Growth Fund (b)	10,901,274	216,390,285
Fidelity Series International Index Fund (b)	5,694,249	81,427,766
Fidelity Series International Small Cap Fund (b)	2,771,960	54,995,688
Fidelity Series International Value Fund (b)	14,045,004	214,467,208
Fidelity Series Overseas Fund (b)	13,324,554	215,857,777
Fidelity Series Select International Small Cap Fund (b)	259,129	3,451,603
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,031,015,961)		1,292,998,008

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/10/2025 (d)	4.25 to 4.26	2,390,000	2,387,495
US Treasury Bills 0% 7/17/2025 (d)	4.23 to 4.27	1,720,000	1,716,835
US Treasury Bills 0% 7/24/2025 (d)	4.24 to 4.25	2,870,000	2,862,363
US Treasury Bills 0% 7/3/2025 (d)	4.18	480,000	479,888
US Treasury Bills 0% 7/31/2025 (d)	4.23 to 4.26	3,220,000	3,208,820
US Treasury Bills 0% 8/14/2025 (d)	4.32	30,000	29,842
US Treasury Bills 0% 8/28/2025 (d)	4.28	420,000	417,073
US Treasury Bills 0% 9/4/2025 (d)	4.27 to 4.29	410,000	406,847
TOTAL U.S. TREASURY OBLIGATIONS (Cost $11,509,095)			11,509,163

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $6,851,637)	4.32	6,850,267	6,851,637

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $3,624,349,010)	4,214,312,548
NET OTHER ASSETS (LIABILITIES) - 0.0%	(673,667)
NET ASSETS - 100.0%	4,213,638,881

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	354	Sep 2025	47,466,090	406,680	406,680
ICE MSCI Emerging Markets Index Contracts (United States)	295	Sep 2025	18,194,125	363,249	363,249

TOTAL EQUITY CONTRACTS					769,929

Interest Rate Contracts
CBOT 10 Year US Treasury Bond Contracts (United States)	1,062	Sep 2025	119,060,156	2,555,377	2,555,377
CBOT US Treasury Long Bond Contracts (United States)	385	Sep 2025	44,395,313	1,765,044	1,765,044

TOTAL INTEREST RATE CONTRACTS					4,320,421

TOTAL PURCHASED					5,090,350

Sold

Equity Contracts
CME S&P 500 Index Contracts (United States)	270	Sep 2025	84,425,625	(2,984,838)	(2,984,838)

TOTAL FUTURES CONTRACTS					2,105,512
The notional amount of futures purchased as a percentage of Net Assets is 5.4%
The notional amount of futures sold as a percentage of Net Assets is 2.0%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $11,234,228.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	13,542,683	22,264,291	28,955,337	81,484	-	-	6,851,637	6,850,267	0.0%
Total	13,542,683	22,264,291	28,955,337	81,484	-	-	6,851,637

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1,867,882	95,532	49,384	6,979	162	11,190	1,925,382	192,346
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	51,680,111	17,671,002	314,311	207,005	(1,445)	(123,357)	68,912,000	8,938,003
Fidelity Series Blue Chip Growth Fund	341,205,129	15,901,649	39,570,593	-	398,870	67,623,593	385,558,648	18,653,055
Fidelity Series Canada Fund	80,121,684	4,449,710	471,476	-	8,887	12,286,017	96,394,822	5,241,698
Fidelity Series Commodity Strategy Fund	7,519,576	356,384	41,158	-	316	(235,992)	7,599,126	83,617
Fidelity Series Corporate Bond Fund	122,113,999	17,948,599	665,334	1,515,045	(1,237)	1,099,308	140,495,335	14,962,229
Fidelity Series Emerging Markets Debt Fund	19,889,164	1,284,537	113,186	304,479	(108)	345,318	21,405,725	2,642,682
Fidelity Series Emerging Markets Debt Local Currency Fund	5,570,069	249,469	28,811	-	823	430,036	6,221,586	647,408
Fidelity Series Emerging Markets Fund	72,211,379	3,511,943	2,288,258	-	20,047	8,510,400	81,965,511	8,027,964
Fidelity Series Emerging Markets Opportunities Fund	289,019,897	12,860,776	9,119,256	-	(117,584)	35,403,515	328,047,348	15,315,002
Fidelity Series Floating Rate High Income Fund	3,475,126	250,409	20,579	72,217	(71)	9,457	3,714,342	419,226
Fidelity Series Government Bond Index Fund	197,918,267	34,583,235	1,397,035	1,921,341	(2,858)	(33,847)	231,067,762	25,170,780
Fidelity Series High Income Fund	20,177,678	1,305,050	111,128	342,812	524	614,127	21,986,251	2,498,438
Fidelity Series International Developed Markets Bond Index Fund	163,413,835	20,525,899	912,809	800,952	2,753	2,127,618	185,157,296	21,233,635
Fidelity Series International Growth Fund	184,915,457	14,701,342	5,031,111	-	226,621	21,577,976	216,390,285	10,901,274
Fidelity Series International Index Fund	71,240,371	3,778,442	2,182,624	-	41,991	8,549,586	81,427,766	5,694,249
Fidelity Series International Small Cap Fund	50,637,520	195,172	4,902,195	-	(326,437)	9,391,628	54,995,688	2,771,960
Fidelity Series International Value Fund	203,310,118	8,939,401	22,324,538	-	1,402,831	23,139,396	214,467,208	14,045,004
Fidelity Series Investment Grade Bond Fund	187,867,948	29,688,553	1,187,679	2,098,677	(2,541)	778,583	217,144,864	21,499,491
Fidelity Series Investment Grade Securitized Fund	118,152,844	16,674,020	861,513	1,384,838	(2,342)	126,551	134,089,560	14,948,669
Fidelity Series Large Cap Growth Index Fund	216,745,033	10,589,187	17,725,024	339,435	216,610	38,237,280	248,063,086	9,218,249
Fidelity Series Large Cap Stock Fund	199,509,078	12,830,543	14,092,377	-	507,239	31,029,042	229,783,525	8,875,378
Fidelity Series Large Cap Value Index Fund	422,808,598	28,451,945	2,871,510	-	28,442	17,129,455	465,546,930	26,988,228
Fidelity Series Long-Term Treasury Bond Index Fund	192,860,071	24,592,680	1,033,001	1,858,122	(26,355)	(4,594,821)	211,798,574	39,367,765
Fidelity Series Overseas Fund	187,117,276	9,374,402	5,400,781	-	128,136	24,638,744	215,857,777	13,324,554
Fidelity Series Real Estate Income Fund	3,720,947	234,673	20,583	56,478	(35)	16,345	3,951,347	394,346
Fidelity Series Select International Small Cap Fund	678,005	2,361,446	1,104	-	(33)	413,289	3,451,603	259,129
Fidelity Series Small Cap Core Fund	97,910,862	4,230,476	5,890,319	-	(312,993)	7,794,577	103,732,603	8,896,450
Fidelity Series Small Cap Opportunities Fund	43,534,981	1,901,970	1,407,698	-	(58,191)	4,241,176	48,212,238	3,299,948
Fidelity Series Value Discovery Fund	153,021,636	9,497,516	830,434	-	7,042	4,891,800	166,587,560	10,302,261
	3,710,214,541	309,035,962	140,865,809	10,908,380	2,139,064	315,427,990	4,195,951,748

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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